Lease liability (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lease liability
Lease liability, at beginning of the period	$ 72,871	$ 117,579
Additions	(140,919)
Repayments	(55,376)	(53,934)
Accretion	15,926	9,226
Lease liability, at end of the period	174,340	72,871
Current portion	15,808	50,447
Long-term portion	$ 158,532	$ 22,424
Interest rate	9.00%
lease payments discounted interest rate.	15.00%